REVENUE (Tables)	12 Months Ended
Dec. 31, 2012
Revenue by Each Major Product Categories

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Prescription drugs	503,403	495,352	519,557
Over-the-counter drugs	866,634	911,412	997,997
Nutritional supplements	452,642	450,714	399,397
Herbal products	86,873	99,627	100,419
Other product sales	447,052	534,185	532,486

	2,356,604	2,491,290	2,549,856